MoA Small Cap Growth Fund Shareholder Fees	Dec. 31, 2025 USD ($)
MoA Small Cap Growth Fund | MoA Small Cap Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00